DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Depreciation and amortisation expense [abstract]
Depreciation	$ 125,797	$ 136,233
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	4,940	323
Depreciation of property, plant and equipment included in net earnings	130,737	136,556
Amortization of intangible assets, excluding software (note 10)	22,864	20,786
Amortization of software (note 10)	4,475	4,808
Depreciation and amortization included in net earnings	$ 158,076	$ 162,150